VAN KAMPEN RETIREMENT STRATEGY TRUST,
on behalf of each of its series,
Van Kampen 2050 Retirement Strategy Fund
Van Kampen 2045 Retirement Strategy Fund
Van Kampen 2040 Retirement Strategy Fund
Van Kampen 2035 Retirement Strategy Fund
Van Kampen 2030 Retirement Strategy Fund
Van Kampen 2025 Retirement Strategy Fund
Van Kampen 2020 Retirement Strategy Fund
Van Kampen 2015 Retirement Strategy Fund
Van Kampen 2010 Retirement Strategy Fund
Van Kampen In Retirement Strategy Fund

Supplement dated June 26, 2009 to the
Class A Shares and Class C Shares Prospectus
dated October 8, 2008,
as previously supplemented on November 1, 2008
and to the
Class I Shares and Class R Shares Prospectus
dated October 8, 2008

Effective July 1, 2009, the Prospectuses are supplemented as follows:

1)     The first sentence in the sixth paragraph in the section entitled “Risk/Return Summary — Principal Investment Strategies” is hereby deleted in its entirety and replaced with the following:

Over time, the asset allocation mix will change according to a “glide path” implemented by the Fund’s investment adviser.

2)     The sixth sentence in the sixth paragraph in the section entitled “Risk/Return Summary — Principal Investment Strategies” is hereby deleted in its entirety and replaced with the following:

Accordingly, the investment adviser may modify the glide path (and therefore a Fund’s target allocations among the Underlying Funds) in accordance with changes in Fund performance, economic outlook and the investment adviser’s asset allocation methodology.

3)     The section entitled “Investment Advisory Services — Investment Subadviser to the Funds” is hereby deleted in its entirety.

4)     The following is hereby added after the third paragraph in the section entitled “Investment Advisory Services — Advisory agreement”:

Portfolio management.  Each Fund is managed by members of the Adviser’s Global Asset Allocation team. The Global Asset Allocation team consists of portfolio managers and analysts. The current members of the team jointly and primarily responsible for the day-to-day management of each Fund’s portfolio are Mark A. Bavoso and Francine J. Bovich, each a Managing Director of the Adviser, Hooman Yaghoobi, an Executive Director of the Adviser and Teimur Abasov, a Vice President of the Adviser.

Mr. Bavoso has been associated with the Adviser or its affiliates in an investment management capacity since 1986 and has been managing the Funds since July 2009. Ms. Bovich has been associated with the Adviser or its affiliates in an investment management capacity since 1993 and has been managing the Funds since July 2009. Mr. Yaghoobi has been associated with the Adviser or its affiliates since 1995 and has been managing the Funds since July 2009. Mr. Abasov has been associated with the Adviser or its affiliates in an investment management capacity since March 2005 and has been managing the Funds since July 2009. Prior to March 2005, Mr. Abasov worked as a professor of Operations Research and taught finance at the University of California, Irvine.

Mr. Bavoso and Ms. Bovich are co-lead managers of each Fund and are responsible for the overall strategy of each Fund. The other members of the team assist with the execution of the overall strategy of each Fund.

The Funds’ Statement of Additional Information provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

The composition of the team may change from time to time.

5)     The information immediately following the item in the section entitled “For More Information — Investment Subadviser” is hereby deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RSSPT 6/09

VAN KAMPEN RETIREMENT STRATEGY TRUST

Supplement dated June 26, 2009
to the Statement of Additional Information
dated October 8, 2008,
as previously supplemented on November 26, 2008

Effective July 1, 2009, the Statement of Additional Information is hereby supplemented as follows:

1)     The second sentence in the second paragraph in the section entitled “General Information” is hereby deleted in its entirety.

2)     The fifth sentence in the second paragraph in the section entitled “General Information” is hereby deleted in its entirety.

3)     The fourth paragraph in the section entitled “Investment Advisory Agreements” is hereby deleted in its entirety and all references to “Subadviser” in that section are hereby deleted.

4)     The first, second and third paragraphs in the section entitled “Fund Management — Other Accounts Managed by the Portfolio Managers” are hereby deleted in their entirety and replaced with the following:

As of March 31, 2009, the portfolio managers of the Funds managed the following:

			Pooled Investment Vehicles
	Registered Investment		Other than Registered
	Companies		Investment Companies		Other Accounts
	Number of	Total Assets	Number of	Total Assets	Number of	Total Assets
Portfolio Manager	Accounts	In Accounts	Accounts	In Accounts	Accounts	In Accounts

Mark A. Bavoso	6	$1.2 billion	0	$0	0	$0
Francine J. Bovich	4	$172 million	0	$0	15	$4.2 billion(1)
Hooman Yagoobi	7	$1.6 billion	1	$105 million	2	$87 million
Teimur Abasov	6	$1.6 billion	0	$0	0	$0

(1) Of these other accounts, one account with approximately $184 million in assets had a performance fee.

5)     The section entitled “Fund Management — Securities Ownership of Portfolio Managers” is hereby deleted in its entirety and replaced with the following:

As of March 31, 2009, the dollar range of securities beneficially owned by the portfolio manager in each Fund is shown below:

Mark A. Bavoso-None
Francine J. Bovich-None
Hooman Yaghoobi-None
Teimur Abasov-None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RSSPTSAI1 6/09